LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.90%
Aerospace & Defense–0.76%
Airbus SE	112,440	$ 9,692,368
		9,692,368
Air Freight & Logistics–0.57%
FedEx Corp.	48,442	7,192,184
		7,192,184
Automobiles–8.77%
Ferrari NV	82,339	15,232,715
†Rivian Automotive, Inc. Class A	1,480,908	48,736,682
†Tesla, Inc.	178,872	47,445,798
		111,415,195
Biotechnology–1.02%
†Argenx SE ADR	24,100	8,508,505
†Moderna, Inc.	37,790	4,468,667
		12,977,172
Commercial Services & Supplies–0.36%
Cintas Corp.	11,877	4,610,533
		4,610,533
Diversified Telecommunication Services–0.01%
=†πMagic Leap, Inc. Class A	4,690	90,057
		90,057
Electrical Equipment–0.61%
†Generac Holdings, Inc.	43,659	7,777,414
		7,777,414
Electronic Equipment, Instruments & Components–1.18%
†Teledyne Technologies, Inc.	44,491	15,014,378
		15,014,378
Entertainment–2.15%
†Netflix, Inc.	55,379	13,038,432
†Sea Ltd.ADR	109,218	6,121,669
†Spotify Technology SA	95,111	8,208,079
		27,368,180
Health Care Equipment & Supplies–3.00%
†Align Technology, Inc.	17,396	3,602,885
†Insulet Corp.	19,344	4,437,514
†Intuitive Surgical, Inc.	99,272	18,607,544
Stryker Corp.	56,576	11,458,903
		38,106,846
Health Care Providers & Services–6.80%
Cigna Corp.	42,474	11,785,261
HCA Healthcare, Inc.	33,574	6,170,565
Humana, Inc.	31,694	15,377,612
UnitedHealth Group, Inc.	105,162	53,111,017
		86,444,455
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–4.44%
†Booking Holdings, Inc.	6,168	$ 10,135,319
†Chipotle Mexican Grill, Inc.	12,512	18,802,533
†Expedia Group, Inc.	87,506	8,198,437
†Las Vegas Sands Corp.	281,173	10,549,611
†Wynn Resorts Ltd.	139,034	8,763,313
		56,449,213
Interactive Media & Services–9.46%
†Alphabet, Inc. Class A	553,580	52,949,927
†Alphabet, Inc. Class C	510,660	49,099,959
†Match Group, Inc.	126,695	6,049,686
†Meta Platforms, Inc. Class A	89,862	12,192,476
		120,292,048
Internet & Direct Marketing Retail–10.46%
†Amazon.com, Inc.	1,078,380	121,856,940
†Coupang, Inc.	435,769	7,264,269
†DoorDash, Inc. Class A	64,613	3,195,113
=†πInstacart/Maplebear, Inc.	11,443	554,757
=†πInstacart/Maplebear, Inc. Non Voting	598	28,991
		132,900,070
IT Services–7.41%
†Block, Inc.	81,803	4,293,931
†Fiserv, Inc.	195,384	18,282,081
Global Payments, Inc.	62,695	6,774,195
Mastercard, Inc. Class A	100,870	28,681,376
†MongoDB, Inc.	16,403	3,256,979
Visa, Inc. Class A	184,786	32,827,233
		94,115,795
Leisure Products–0.16%
†Peloton Interactive, Inc. Class A	292,722	2,028,563
		2,028,563
Life Sciences Tools & Services–0.77%
†Avantor, Inc.	279,316	5,474,594
Danaher Corp.	16,800	4,339,272
		9,813,866
Media–0.65%
†Trade Desk, Inc. Class A	139,284	8,322,219
		8,322,219
Metals & Mining–0.06%
=†πCelonis Escrow	912	912
=†πCelonis SE	2,137	790,241
		791,153
Pharmaceuticals–2.34%
AstraZeneca PLC ADR	68,928	3,780,012
LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	80,229	$ 25,942,047
		29,722,059
Professional Services–0.98%
TransUnion	132,696	7,894,085
Verisk Analytics, Inc.	27,109	4,622,898
		12,516,983
Road & Rail–0.55%
Old Dominion Freight Line, Inc.	28,018	6,970,038
		6,970,038
Semiconductors & Semiconductor Equipment–5.14%
†Advanced Micro Devices, Inc.	231,698	14,680,385
ASML Holding NV	62,540	25,975,989
NVIDIA Corp.	202,752	24,612,066
		65,268,440
Software–21.04%
=†πANT International Co. Ltd. Class C	1,100,002	2,167,004
†Atlassian Corp. PLC Class A	54,633	11,505,164
†Bill.com Holdings, Inc.	19,810	2,622,250
†Black Knight, Inc.	182,753	11,829,602
=†πCanva, Inc.	875	835,581
†Ceridian HCM Holding, Inc.	92,722	5,181,305
=†πEpic Games, Inc.	6,864	6,239,101
†HashiCorp, Inc. Class A	25,055	806,520
Intuit, Inc.	85,071	32,949,700
Microsoft Corp.	569,027	132,526,388
Roper Technologies, Inc.	33,106	11,906,242
†Salesforce, Inc.	156,529	22,515,131
†SentinelOne, Inc. Class A	235,992	6,031,956
†ServiceNow, Inc.	51,246	19,351,002
=†πStripe, Inc. Class B	40,238	927,084
		267,394,030
Specialty Retail–2.36%
†Carvana Co.	76,195	1,546,759
†Floor & Decor Holdings, Inc. Class A	66,617	4,680,510
Ross Stores, Inc.	281,585	23,729,168
		29,956,437
Technology Hardware, Storage & Peripherals–6.57%
Apple, Inc.	603,991	83,471,556
		83,471,556
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.28%
†Lululemon Athletica, Inc.	12,513	$ 3,498,134
		3,498,134
Total Common Stock (Cost $818,973,026)		1,244,199,386
CONVERTIBLE PREFERRED STOCKS–2.11%
=†πCanva, Inc. Series A	52	49,657
=†πCanva, Inc. Series A-3	18	17,189
=†πCanva, Inc. Series A-4	3	2,865
=†πCelonis SE Series D	5,578	2,062,689
†Dr. Ing. h.c. F. Porsche AG	79,633	6,438,657
=†πFormagrid, Inc. Series F	10,238	1,077,140
=†πGM Cruise Holdings LLC Class F	126,000	2,134,440
=†πGM Cruise Holdings LLC Class G	70,430	1,193,084
=†πInstacart/Maplebear, Inc. Series A	1,767	85,664
=†πInstacart/Maplebear, Inc. Series G	23,366	1,132,784
=†πInstacart/Maplebear, Inc. Series I	3,541	171,668
=†πNuro, Inc. Series C	189,324	3,946,591
=†πNuro, Inc. Series D	41,493	864,951
=†πRappi, Inc. Series E	36,866	1,899,705
=†πRedwood Materials, Inc. Series C	40,061	3,124,758
=†πSila Nano Ser FWTC Series F	35,141	1,095,345
=†πWaymo LLC Series A-2	17,257	1,582,847
Total Convertible Preferred Stocks (Cost $26,744,903)		26,880,034
CONVERTIBLE BOND–0.01%
Commercial Services & Supplies–0.01%
=†πRedwood Materials, Inc.0.01%, exercise price $0.01 expiration date 9/24/23	93,645	93,645
		93,645
Total Convertible Bond (Cost $93,645)		93,645

	Principal Amount
CORPORATE BOND–0.00%
=†π✠Celonis SE Unfunded Commitment 1.00% 1/1/24	324,873	0
Total Corporate Bond (Cost $0)		0

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.44%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	5,604,150	$ 5,604,150
Total Money Market Fund (Cost $5,604,150)		5,604,150

TOTAL INVESTMENTS–100.46% (Cost $851,415,724)	1,276,777,215
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.46%)	(5,868,088)
NET ASSETS APPLICABLE TO 36,264,357 SHARES OUTSTANDING–100.00%	$1,270,909,127

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2022, the aggregate value of restricted securities was $32,168,750, which represented 2.53% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
ANT International Co. Ltd. Class C	6/7/2018	$4,192,521	$2,167,004
Canva, Inc.	12/17/2021	1,491,142	835,581
Canva, Inc. Series A	12/17/2021	88,616	49,657
Canva, Inc. Series A-3	12/17/2021	30,675	17,189
Canva, Inc. Series A-4	12/17/2021	5,113	2,865
Celonis Escrow	8/12/2022	912	912
Celonis SE	6/17/2021	790,241	790,241
Celonis SE Series D	6/17/2021	2,062,689	2,062,689
Celonis SE Unfunded Commitment Series D	8/31/2022	0	0
Epic Games, Inc.	6/18/2020	4,521,540	6,239,101
Formagrid, Inc. Series F	12/8/2021	1,917,419	1,077,140
GM Cruise Holdings LLC Class F	5/8/2019	2,299,500	2,134,440
GM Cruise Holdings LLC Class G	1/21/2021	1,855,831	1,193,084
Instacart/Maplebear, Inc.	8/7/2020	530,199	554,757
Instacart/Maplebear, Inc. Series A	11/18/2020	107,809	85,664
Instacart/Maplebear, Inc. Series G	7/2/2020	1,123,715	1,132,784
Instacart/Maplebear, Inc. Series I	2/26/2021	442,625	171,668
Instacart/Maplebear, Inc. Non Voting	8/7/2020	27,708	28,991
Magic Leap, Inc. Class A	9/20/2021	2,280,091	90,057
Nuro, Inc. Series C	10/30/2020	2,471,549	3,946,591
Nuro, Inc. Series D	10/29/2021	864,951	864,951
Rappi, Inc. Series E	9/8/2020	2,202,598	1,899,705
Redwood Materials, Inc.	6/22/2022	93,645	93,645
Redwood Materials, Inc. Series C	5/28/2021	1,899,030	3,124,758
LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
Restricted Securities (continued)
Investment	Date of Acquisition	Cost	Value
Sila Nano Ser FWTC Series F	1/7/2021	$1,450,367	$1,095,345
Stripe, Inc. Class B	12/17/2019	631,334	927,084
Waymo LLC Series A-2	5/8/2020	1,481,810	1,582,847
Total		$34,863,630	$32,168,750

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes.
LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Schedule of Investments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$—	$9,692,368	$—	$9,692,368
Air Freight & Logistics	7,192,184	—	—	7,192,184
Automobiles	111,415,195	—	—	111,415,195
Biotechnology	12,977,172	—	—	12,977,172
Commercial Services & Supplies	4,610,533	—	—	4,610,533
Diversified Telecommunication Services	—	—	90,057	90,057
Electrical Equipment	7,777,414	—	—	7,777,414
Electronic Equipment, Instruments & Components	15,014,378	—	—	15,014,378
Entertainment	27,368,180	—	—	27,368,180
Health Care Equipment & Supplies	38,106,846	—	—	38,106,846
Health Care Providers & Services	86,444,455	—	—	86,444,455
Hotels, Restaurants & Leisure	56,449,213	—	—	56,449,213
Interactive Media & Services	120,292,048	—	—	120,292,048
Internet & Direct Marketing Retail	132,316,322	—	583,748	132,900,070
IT Services	89,821,864	4,293,931	—	94,115,795
Leisure Products	2,028,563	—	—	2,028,563
Life Sciences Tools & Services	9,813,866	—	—	9,813,866
Media	8,322,219	—	—	8,322,219
Metals & Mining	—	—	791,153	791,153
Pharmaceuticals	29,722,059	—	—	29,722,059
Professional Services	12,516,983	—	—	12,516,983
Road & Rail	6,970,038	—	—	6,970,038
Semiconductors & Semiconductor Equipment	65,268,440	—	—	65,268,440
Software	257,225,260	—	10,168,770	267,394,030
Specialty Retail	29,956,437	—	—	29,956,437
Technology Hardware, Storage & Peripherals	83,471,556	—	—	83,471,556
Textiles, Apparel & Luxury Goods	3,498,134	—	—	3,498,134
Convertible Preferred Stocks	6,438,657	—	20,441,377	26,880,034
Convertible Bond	—	—	93,645	93,645
Corporate Bond	—	—	—*	0
Money Market Fund	5,604,150	—	—	5,604,150
Total Investments	$1,230,622,166	$13,986,299	$32,168,750	$1,276,777,215

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended September 30, 2022.
Asset Type	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Average) (c)
Common Stock	$ 11,633,728	Recent Transaction	#	#
		Market Comparable Companies	Whole Company Price to Earnings Multiple (b)	7.1x-19.9x (12.8x)
			Enterprise Value to Sales Multiple (b)	5.9x-12.6x (N/A)
			Enterprise Value to Gross Merchandise Value Multiple (b)	0.29x-0.41x (N/A)
			Enterprise Value to Gross Profit Multiple (b)	16.4x-21.7x (N/A)
			Discount for Lack of Marketability (a)	10% (N/A)
Convertible Preferred Stock	$20,441,377	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.29x-0.70x (N/A)
			Enterprise Value to Sales Multiple (b)	2.8x-12.6x (N/A)
			Enterprise Value to EBITDA Multiple (b)	4.3x-22.7x (17.9x)
			Enterprise Value to Gross Profit Multiple (b)	10.1x-16.5x (N/A)
			Discount for Lack of Marketability (a)	10% (N/A)
			Projected future value discount rate (a)	20 - 30% (23%)
			Projected future value discount rate term	4 - 8 years (5.0 years)
			Present Value Factor	0.123 - 0.482 (0.390)
Covertible Bonds	$ 93,645	Recent Transaction	#	#
Total	$32,168,750
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Bonds	Convertible Preferred Stock	Total
Balance as of 12/31/21	$17,031,284	$—	$24,804,290	$41,835,574
Reclassifications	—	—	—	—
Purchases	912	93,645	—	94,557
Sales	—	—	—	—
Transfer In	—	—	—	—
Transfer Out	—	—	—	—
Accretion/(amortization)	—	—	—	—
Net realized gain	—	—	—	—
Net change in unrealized appreciation (depreciation)	(5,398,468)	—	(4,362,913)	(9,761,381)
Balance as of 09/30/22	$11,633,728	$93,645	$20,441,377	$32,168,750
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 09/30/22	$(5,398,468)	$—	$(4,362,913)	$(9,761,381)
LVIP T. Rowe Price Growth Stock Fund–7